RSVP VARIABLE LIFE ACCOUNT ONE

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

                         RSVP VARIABLE LIFE ACCOUNT ONE
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1995



NET ASSETS                              SHARES           COST          VALUE
  Investments in mutual fund portfolio:
   Money Market                          82,548        $82,548        $82,548
   Growth                                 2,486         48,438         48,421
   Fixed Income                              88          1,251          1,241
   Government and Quality Bond              839         11,548         11,926
   High Yield                             1,110         10,105          9,248
   Strategic Multi-Asset                  9,191        109,200        108,252
   Multi-Asset                            4,102         49,831         53,498
   Capital Appreciation                   7,324        148,294        170,074
   Convertible Securities                   685          8,597          8,213
   Foreign Securities                     3,135         33,466         37,040
   Natural Resources                      1,329         17,674         20,101
   Target '98                               347          4,373          4,381
                                         ------------------------------------
      Net Assets                                      $525,325       $554,943
                                         ====================================
                                                        UNIT
                                         UNITS          VALUE          VALUE
NET ASSETS APPLICABLE TO
  OUTSTANDING UNITS OF CAPITAL
  Account:
   Money Market                       5,824.154     $14.173465        $82,548
   Growth                             2,053.494      23.579667         48,421
   Fixed Income                          68.947      17.999228          1,241
   Government and Quality Bond          625.426      19.068522         11,926
   High Yield                           532.392      17.370956          9,248
   Strategic Multi-Asset              5,379.665      20.122448        108,252
   Multi-Asset                        2,528.003      21.162333         53,498
   Capital Appreciation               5,335.578      31.875450        170,074
   Convertible Securities               396.508      20.713463          8,213
   Foreign Securities                 2,544.163      14.558725         37,040
   Natural Resources                  1,169.412      17.188761         20,101
   Target '98                           237.588      18.440731          4,381
                                         ------------------------------------
     Net assets applicable to
      outstanding units of capital                                   $554,943
                                         ====================================

                See accompanying notes to financial statements.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995


NET INVESTMENT INCOME
  Dividend income                                                 $12,640
  Mortality and expense risk charges and administrative expense    (3,131)
                                                                  -------
      Net investment income                                         9,509
                                                                  -------

REALIZED AND UNREALIZED GAIN (LOSS)
  Realized gain from investment transactions:
    Proceeds from sales                                           184,455
    Cost of investments sold                                     (183,428)
                                                                  -------
      Net realized gain                                             1,027
    Capital gains distribution                                     27,080
                                                                  -------
      Net realized gain from investments                           28,107
                                                                  -------

   Change in unrealized appreciation (depreciation)
     on investments:
     Unrealized appreciation at end of period                      29,618
     Unrealized depreciation at beginning of period               (24,046)
                                                                  -------
       Net change in unrealized appreciation                       53,664
                                                                  -------

            Realized and unrealized gain                           81,771
                                                                  -------

INCREASE IN NET ASSETS FROM OPERATIONS                            $91,280
                                                                  =======

                See accompanying notes to financial statements.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                       Statement of Changes in Net Assets


                                                   Year             Year
                                                   Ended            Ended
                                           December 31, 1995  December 31, 1994
OPERATIONS
   Net investment income                         $9,509          $13,065
   Net realized gain from investments            28,107           25,456
   Net change in unrealized appreciation
     (depreciation)                              53,664          (60,992)
                                                 ------------------------
     Increase (decrease) in net assets
      from operations                            91,280          (22,471)
                                                 ------------------------
POLICYHOLDER TRANSACTIONS
   Purchase payments received                    39,152           52,253
   Withdrawals and surrenders                   (53,831)         (28,131)
   Exchange purchases                           130,357          561,029
   Exchange surrenders                         (130,394)        (551,238)
                                                 ------------------------
     Increase (decrease) in net assets from
      policyholder transactions                 (14,716)          33,913
                                                 ------------------------
INCREASE IN NET ASSETS                           76,564           11,442

NET ASSETS, beginning of period                 478,379          466,937
                                                 ------------------------
NET ASSETS, end of period                      $554,943         $478,379
                                                 =======================


                See accompanying notes to financial statements.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1 - ORGANIZATION AND OPERATION

RSVP Variable Life Account One (the "Account") is a separate account of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life"). The Account is organized as a unit investment trust registered under the Investment Company Act of 1940, as amended. In an assumption reinsurance transaction effected February 16, 1991, the Account, and the assets therein, were transferred from Anchor National Life Insurance Company to Phoenix Home Life which assumed all of the liabilities, obligations and guarantees of the Account as of that date.

These financial statements include balances allocated by each policyholder to the variable divisions of the Account and do not include policyholder balances allocated to the general account of Phoenix Home Life. At December 31, 1995, the general account includes $38,822 of policyholder funds.

The Account has twelve divisions which invest solely in shares of the twelve portfolios of the Anchor Series Trust (the "Trust"), an open-end diversified management investment company.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

a)       Investment Valuation, Transactions and Related Income Recognition

         Investments in shares of the Trust are valued using the net asset value per share of the respective Portfolios of the Trust determined on a daily basis (each business day of the New York Stock Exchange). Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income or capital gains distribution from the Trust is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of the securities is determined on the first-in-first out basis.

         Exchanges between divisions requested by policyholders are recorded in the new division upon receipt of redemption proceeds.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

b)       Federal Income Taxes

         Phoenix Home Life qualifies for federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. The operations of the Account are part of the total operations of Phoenix Home Life and are not taxed separately. The Account is not treated as a Regulated Investment Company under the Code.

c)       Expenses

         Phoenix Home Life absorbs certain operating expenses of the Account including registration fees required for distribution of its policies under the federal securities laws and state insurance laws.


NOTE 3 - CONTRACT CHARGES

a) A mortality and expense risk charge is paid by the Account to Phoenix Home Life. This charge is based upon the value of each division of the Account and is currently charged daily at an annual rate of 0.60% .

b) To cover administrative expenses, Phoenix Home Life deducts $5.00 from the cash value of a policy on each monthly processing date. This charge, $3,575 for the year ended December 31, 1995, is designed to cover actual administrative expenses incurred by Phoenix Home Life.

c) Phoenix Home Life deducts a charge for the monthly cost of insurance from the policy's cash value, which provides death benefit protection for the following policy month.

         The monthly cost of insurance is:

                  i.       The cost of insurance rate, multiplied by

                  ii.      The net amount at risk for a policy month.

         The cost of insurance varies by sex, attained age and rate class. The net amount at risk can be simply defined as the death benefit less the cash value.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3 - CONTRACT CHARGES (Continued)

d) In the event that the policy is surrendered during the first ten policy years, a surrender charge will be deducted to compensate Phoenix Home Life for expenses incurred in connection with the promotion, sale and distribution of the policy. The surrender charge is assessed in full in the event of a complete surrender and proportionately in the event of a partial surrender.

         During the first two policy years, the surrender charge is subject to certain sales load limitations imposed by the Securities and Exchange Commission and, rather than the surrender charge for policy years 3-5, as set forth below, will be limited to the sum of (i) 30% of all premium payments made during the first two policy years up to one Guideline Annual Premium (as defined under Rule 6e-3(T)(c)(8) of the Investment Company Act of 1940), plus (ii) 10% of all premium payments in the first two policy years in excess of one Guideline Annual Premium, but not more than two Guideline Annual premiums plus, (iii) 9% of all premium payments in the first two policy years in excess of two Guideline Annual Premiums less any surrender charge previously deducted. Thereafter, the surrender charge is the lesser of (i) 50% of the cumulative premiums paid, or (ii) the amount specified in each policy's table of surrender charges.

         The amounts shown in each policy's table of surrender charges are calculated at the beginning of each policy year using the following percentages of the Target Premium (the annual premium which is required to endow the policy at age 95 using mortality and expense assumptions and an annual gross investment return of 8%, and excluding any temporary flat extras). Beginning policy year six and thereafter, percentages at interim months are determined by interpolation.

               BEGINNING OF
                POLICY YEAR                          PERCENTAGE
               ------------                          ----------
                    3-6                                  125%
                      7                                  100
                      8                                   75
                      9                                   50
                     10                                   25
                     11+                                   0

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3 - CONTRACT CHARGES (Continued)

         An increase in the initial death benefit (the "Specified Amount") under a policy is subject to an additional surrender charge upon a surrender of the policy during the first ten policy years following the increase. A decrease in the Specified Amount is also subject to a pro-rata share of the surrender charge.

         In addition, Phoenix Home Life imposes a fee on each partial surrender in an amount equal to the lesser of $25 or 2% of the amount withdrawn to reimburse Phoenix Home Life for administrative expenses incurred in processing those surrenders. This fee is deducted from the amount withdrawn and the balance is paid to the policyholder.

e) Under certain circumstances, upon surrender of a policy, Phoenix Home Life will deduct a charge to recover certain policy issue costs in an amount equal to $5 per $1,000 of surrendered Specified Amount not to exceed $750. This charge is designed primarily to reimburse Phoenix Home Life for expenses it incurs in processing policy applications, including conducting medical examinations and determining insurability.

f) Various states and subdivisions impose a tax on premiums received by insurance companies. These charges vary from state to state. Phoenix Home Life deducts 2.50% of each premium payment to cover state premium taxes.



NOTE 4 - DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix Home Life believes that the Account satisfies the current requirements of the regulations and it intends that the Account will continue to meet such requirements.

                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA


                                                                                                                    From Inception
                                               For Year Ended December 31,                                          February 16 to
                                     1995                1994                 1993                  1992          December 31, 1991
                                  ------------         ------------         ------------         -------------        ----------
MONEY MARKET:

Net Unit Value:
Beginning of period               $13.502832            $13.081135           $12.814296           $12.469961          $11.971305
End of period                      14.173465             13.502832            13.081135            12.814296           12.469961
                                  ------------         ------------         ------------         -------------        ----------
 Net increase in net unit
 value from operations             $0.670633             $0.421697            $0.266839            $0.344335           $0.498656
                                  ============         ============         ============         =============        ==========
Accumulation units outstanding:
End of period                      5,824.154             2,839.094            2,672.627            2,911.451           1,679.877
                                  ============         ============         ============         =============        ==========
GROWTH:

Net Unit Value:
Beginning of period               $18.784956            $19.837747           $18.510815           $17.677136          $14.167687
End of period                      23.579667             18.784956            19.837747            18.510815           17.677136
                                  ------------         ------------         ------------         -------------        ----------
 Net increase (decrease) in net unit
 value from operations             $4.794711            ($1.052791)           $1.326932            $0.833679           $3.509449
                                  ============         ============         ============         =============        ==========
Accumulation units outstanding:
End of period                      2,053.494             5,066.451            1,872.979            5,521.195           7,629.861
                                  ============         ============         ============         =============        ==========
FIXED INCOME:

Net Unit Value:
Beginning of period               $15.182949            $15.787620           $14.703844           $13.887392          $12.378460
End of period                      17.999228             15.182949            15.787620            14.703844           13.887392
                                  ------------         ------------         ------------         -------------        ----------
 Net increase (decrease) in net unit
 value from operations             $2.816279            ($0.604671)           $1.083776            $0.816452           $1.508932
                                  ============         ============         ============         =============        ==========
Accumulation units outstanding:
End of period                         68.947                81.681              106.743              155.242             138.760
                                  ============         ============         ============         =============        ==========

GOVERNMENT AND QUALITY BOND:

Net Unit Value:
Beginning of period               $16.083095            $16.688251           $15.505170           $14.597133          $12.922007
End of period                      19.068522             16.083095            16.688251            15.505170           14.597133
                                  ------------         ------------         ------------         -------------        ----------
 Net increase (decrease) in net unit
 value from operations             $2.985427            ($0.605156)           $1.183081            $0.908037           $1.675126
                                  ============         ============         ============         =============        ==========
Accumulation units outstanding:
End of period                        625.426               770.430              934.686            1,962.602           2,206.335
                                  ============         ============         ============         =============        ==========


                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA (Continued)

                                                                                                                    From Inception
                                               For Year Ended December 31,                                          February 16 to
                                     1995                1994                 1993                  1992          December 31, 1991
                                  ------------         ------------         ------------         -------------        ----------
HIGH YIELD:

Net Unit Value:
Beginning of period               $14.717391            $15.440855           $12.996758           $11.473227           $9.067881
End of period                      17.370956             14.717391            15.440855            12.996758           11.473227
                                  ------------         ------------         ------------         -------------        ----------
 Net increase (decrease) in net unit
 value from operations             $2.653565            ($0.723464)           $2.444097            $1.523531           $2.405346
                                  ============         ============         ============         =============        ==========
Accumulation units outstanding:
End of period                        532.392               602.324              639.342              814.352             937.293
                                     =======               =======              =======              =======             =======

STRATEGIC MULTI-ASSET:

Net Unit Value:
Beginning of period               $16.489482            $17.029956           $14.858722           $14.383597          $12.922142
End of period                      20.122448             16.489482            17.029956            14.858722           14.383597
                                  ------------         ------------         ------------         -------------        ----------
 Net increase (decrease) in net unit
 value from operations             $3.632966            ($0.540474)           $2.171234            $0.475125           $1.461455
                                  ============         ============         ============         =============        ==========
Accumulation units outstanding:
End of period                      5,379.665             5,131.355            4,911.695            4,884.753           4,967.379
                                   =========             =========            =========            =========           =========

MULTI-ASSET:

Net Unit Value:
Beginning of period               $17.035823            $17.434654           $16.343102           $15.200785          $12.990057
End of period                      21.162333             17.035823            17.434654            16.343102           15.200785
                                  ------------         ------------         ------------         -------------        ----------
 Net increase (decrease) in net unit
 value from operations             $4.126510            ($0.398831)           $1.091552            $1.142317           $2.210728
                                  ============         ============         ============         =============        ==========
Accumulation units outstanding:
End of period                      2,528.003             2,321.993            2,149.708            2,180.269           3,313.298
                                   =========             =========            =========            =========           =========

CAPITAL APPRECIATION:

Net Unit Value:
Beginning of period               $23.835567            $24.928405           $20.719304           $16.542880          $12.564504
End of period                      31.875450             23.835567            24.928405            20.719304           16.542880
                                  ------------         ------------         ------------         -------------        ----------
 Net increase (decrease) in net unit
 value from operations             $8.039883            ($1.092838)           $4.209101            $4.176424           $3.978376
                                  ============         ============         ============         =============        ==========
Accumulation units outstanding:
End of period                      5,335.578             4,074.140            7,054.306            7,245.161           6,099.306
                                   =========             =========            =========            =========           =========




                         RSVP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA (Continued)

                                                                                                                    From Inception
                                               For Year Ended December 31,                                          February 16 to
                                     1995                1994                 1993                  1992          December 31, 1991
                                  ------------         ------------         ------------         -------------        ----------
CONVERTIBLE SECURITIES:

Net Unit Value:
Beginning of period               $17.904485            $19.933212           $16.442354           $13.766646          $11.657378
End of period                      20.713463             17.904485            19.933212            16.442354           13.766646
                                  ------------         ------------         ------------         -------------        ----------
 Net increase (decrease) in net unit
 value from operations             $2.808978            ($2.028727)           $3.490858            $2.675708           $2.109268
                                  ============         ============         ============         =============        ==========
Accumulation units outstanding:
End of period                        396.508               566.021              442.653              840.486             736.755
                                     =======               =======              =======              =======             =======

FOREIGN SECURITIES:

Net Unit Value:
Beginning of period               $13.009004            $13.498582           $10.419874           $12.109358          $13.529977
End of period                      14.558725             13.009004            13.498582            10.419874           12.109358
                                  ------------         ------------         ------------         -------------        ----------
 Net increase (decrease) in net unit
 value from operations             $1.549721            ($0.489578)           $3.078708           ($1.689484)        ($1.420619)
                                  ============         ============         ============         =============        ==========
Accumulation units outstanding:
End of period                      2,544.163             5,767.871            3,397.264              738.372             759.611
                                   =========             =========            =========              =======             =======

NATURAL RESOURCES:

Net Unit Value:
Beginning of period               $14.721818            $14.640952           $10.829847           $10.635249          $10.817492
End of period                      17.188761             14.721818            14.640952            10.829847           10.635249
                                  ------------         ------------         ------------         -------------        ----------
 Net increase (decrease) in net unit
 value from operations             $2.466943             $0.080866            $3.811105            $0.194598         ($0.182243)
                                  ============         ============         ============         =============        ==========
Accumulation units outstanding:
End of period                      1,169.412               789.773              753.350              701.666             833.997
                                   =========               =======              =======              =======             =======

TARGET '98:

Net Unit Value:
Beginning of period               $16.184859            $16.981960           $15.352606           $14.410503          $12.544636
End of period                      18.440731             16.184859            16.981960            15.352606           14.410503
                                  ------------         ------------         ------------         -------------        ----------
 Net increase (decrease) in net unit
 value from operations             $2.255872            ($0.797101)           $1.629354            $0.942103           $1.865867
                                  ============         ============         ============         =============        ==========
Accumulation units outstanding:
End of period                        237.588               265.694              292.976            1,410.431           1,085.015
                                     =======               =======              =======            =========           =========


                         RSVP VARIABLE LIFE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS


NOTE 6 - POLICYHOLDER TRANSACTIONS

The increase (decrease) in net assets from changes in the number of outstanding units was as follows for the year ended December 31, 1995:

                          PURCHASE PAYMENTS     EXCHANGE PURCHASES                          INCREASE (DECREASE)
                          AND TRANSFERS         AND EXCHANGE          WITHDRAWALS AND       IN NET ASSETS FROM
                           RECEIVED             SURRENDERS            SURRENDERS            POLICYHOLDER TRANSACTIONS
                         ------------------------------------------------------------------------------------------------
         ACCOUNT               UNITS    DOLLARS     UNITS     DOLLARS     UNITS     DOLLARS          UNITS        DOLLARS
         -------               -----    -------     -----     -------     -----     -------          -----        -------
Money Market                     199     $2,734      4,199    $57,090     (1,413)  ($19,603)         2,985        $40,221
Growth                           189      3,962     (2,830)   (54,897)      (372)    (7,708)        (3,013)       (58,643)
Fixed Income                       -          -          -          -        (13)      (211)           (13)          (211)
Government and Quality Bond       61      1,082          -          -       (206)    (3,635)          (145)        (2,553)
High Yield                        27        439        (37)      (561)       (60)      (963)           (70)        (1,085)
Strategic Multi-Asset            601     10,772          -          -       (352)    (6,425)           249          4,347
Multi-Asset                       75      1,404        212      3,725        (81)    (1,550)           206          3,579
Capital Appreciation             367      9,906      1,127     39,233       (232)    (6,722)         1,262         42,417
Convertible Securities           156      2,969       (260)    (5,175)       (65)    (1,277)          (169)        (3,483)
Foreign Securities               341      4,509     (3,388)   (46,329)      (177)    (2,342)        (3,224)       (44,162)
Natural Resources                 75      1,199        465      6,877       (161)    (2,729)           379          5,347
Target '98                        10        176          -          -        (38)      (666)           (28)          (490)
                         ------------------------------------------------------------------------------------------------
                               2,101    $39,152       (512)      ($37)    (3,170)  ($53,831)        (1,581)      ($14,716)
                         ================================================================================================

      RSVP VARIABLE LIFE ACCOUNT ONE
      NOTES TO FINANCIAL STATEMENTS



NOTE 7 - DETAILED STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1995

A statement of operations by investment division follows for the year ended December 31, 1995:



                                             Money                     Fixed    Govt.& Quality               Strategic
                                            Market       Growth       Income         Bond      High Yield   Multi-Asset  Multi-Asset
                                            ------       ------       ------    -------------- ----------   -----------  ----------
NET INVESTMENT INCOME (LOSS):
  Dividend income                            $4,485          $96          $98          $912         $991       $1,805       $1,809
  Mortality and expense risk charges
   and administrative expense                  (494)        (331)          (7)          (73)         (54)        (582)        (291)
                                           ---------------------------------------------------------------------------------------
     Net investment income (loss)             3,991         (235)          91           839          937        1,223        1,518
                                           ---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS):
  Realized gain (loss) from investment
   transactions:
Proceeds from sales                          24,139       62,743          218         3,613        1,495        6,220        1,769
Cost of investments sold                    (24,139)     (64,870)        (227)       (3,594)      (1,689)      (6,227)      (1,676)
                                           ---------------------------------------------------------------------------------------
     Net realized gain (loss)                     -       (2,127)          (9)           19         (194)          (7)          93

  Capital gains distribution                      -        7,241            -             -            -       13,770        3,842
                                           ---------------------------------------------------------------------------------------
   Net realized gain (loss)
    from investments                              -        5,114           (9)           19         (194)      13,763        3,935
                                           ---------------------------------------------------------------------------------------
  Change in unrealized appreciation
  (depreciation) on investments:

  Unrealized appreciation (depreciation)
   at end of period                               -          (17)         (10)          378         (857)        (948)       3,667
  Unrealized appreciation (depreciation)
   at beginning of period                         -       (7,030)        (140)         (852)      (1,582)      (5,254)      (1,242)
                                           ---------------------------------------------------------------------------------------
     Net change in unrealized
     appreciation (depreciation)                  -        7,013          130         1,230          725        4,306        4,909
                                           ---------------------------------------------------------------------------------------
     Realized and unrealized gain                 -       12,127          121         1,249          531       18,069        8,844
                                           ---------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  FROM OPERATIONS                            $3,991      $11,892         $212        $2,088       $1,468      $19,292      $10,362
                                           =======================================================================================



                                               Capital    Convertible    Foreign      Natural
                                            Appreciation  Securities   Securities    Resources   Target '98      Total
                                            ------------  -----------  ----------    ---------  -----------      -----
NET INVESTMENT INCOME (LOSS):
  Dividend income                              $1,073         $514         $170         $269         $418      $12,640
  Mortality and expense risk charges
   and administrative expense                    (746)         (61)        (356)        (110)         (26)      (3,131)
                                               -----------------------------------------------------------------------
     Net investment income (loss)                 327          453         (186)         159          392        9,509
                                               -----------------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS):
  Realized gain (loss) from investment
   transactions:
Proceeds from sales                            20,864        6,441       53,539        2,727          687      184,455
Cost of investments sold                      (20,756)      (6,363)     (50,862)      (2,348)        (677)    (183,428)
                                               -----------------------------------------------------------------------
     Net realized gain (loss)                     108           78        2,677          379           10        1,027

  Capital gains distribution                    1,481          371            -          375            -       27,080
                                               -----------------------------------------------------------------------
   Net realized gain (loss)
    from investments                            1,589          449        2,677          754           10       28,107
                                               -----------------------------------------------------------------------
  Change in unrealized appreciation
  (depreciation) on investments:

  Unrealized appreciation (depreciation)
   at end of period                            21,780         (384)       3,574        2,427            8       29,618
  Unrealized appreciation (depreciation)
   at beginning of period                      (6,852)      (1,045)        (102)         213         (160)     (24,046)
                                               -----------------------------------------------------------------------
     Net change in unrealized
     appreciation (depreciation)               28,632          661        3,676        2,214          168       53,664
                                               -----------------------------------------------------------------------
     Realized and unrealized gain              30,221        1,110        6,353        2,968          178       81,771
                                               -----------------------------------------------------------------------
INCREASE IN NET ASSETS
  FROM OPERATIONS                             $30,548       $1,563       $6,167       $3,127         $570      $91,280
                                              ========================================================================

                    Northeast Insurance Services       Telephone 860 240 2000
                    One Financial Plaza                Facsimile 860 240 2282
                    Hartford, CT 06103


Price Waterhouse LLP                                   [Price Waterhouse logo]



                        Report of Independent Accountants


February 26, 1996

To the Policyholders of RSVP Variable Life Account One and the Board of Directos of Phoenix Home Life Mutual Insurance Company

In our opionion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of RSVP Variable Life Account One
- Separate Account of Phoenix Home Life Mutual Insurance Company (the "Account") at December 31, 1995, the results of its operations for the year then ended and the changes in its net assets for the two years then ended, in conformity with generally accepted accounting principles. These financial statements arethe responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1995 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP






Offices in Boston, Burlington, Hartford, New York, Providence

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

                      ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1995



NET ASSETS                              SHARES           COST          VALUE
                                        ------           ----          -----
  Investments in mutual fund portfolio:
   Money Market                       1,597,934     $1,597,934     $1,597,934
   Growth                               138,788      2,708,268      2,703,364
   Fixed Income                          18,131        248,544        256,651
   Government and Quality Bond           80,495      1,086,585      1,144,449
   High Yield                            60,478        505,927        503,954
   Strategic Multi-Asset                115,217      1,290,369      1,357,054
   Multi-Asset                          239,657      2,740,203      3,125,264
   Capital Appreciation                  93,950      1,868,817      2,181,566
   Convertible Securities                67,793        817,232        813,015
   Foreign Securities                    89,378        945,023      1,055,941
   Natural Resources                     29,714        412,489        449,300
   Target '98                             5,341         68,048         67,527
                                               ------------------------------

      Net Assets                                   $14,289,439    $15,256,019
                                               ==============================

                                                        UNIT
                                         UNITS          VALUE          VALUE
                                         -----          -----          -----
NET ASSETS APPLICABLE TO
  OUTSTANDING UNITS OF CAPITAL
  Account:
   Money Market                      92,859.771     $17.208028     $1,597,934
   Growth                            77,102.759     $35.061829      2,703,364
   Fixed Income                       9,817.121     $26.143156        256,651
   Government and Quality Bond       41,823.525     $27.363761      1,144,449
   High Yield                        23,297.233     $21.631502        503,954
   Strategic Multi-Asset             71,910.358     $18.871464      1,357,054
   Multi-Asset                      150,648.340     $20.745427      3,125,264
   Capital Appreciation              74,106.731     $29.438162      2,181,566
   Convertible Securities            41,324.596     $19.673868        813,015
   Foreign Securities                78,097.323     $13.520833      1,055,941
   Natural Resources                 25,100.529     $17.900007        449,300
   Target '98                         3,515.671     $19.207550         67,527
                                                              ---------------

     Net assets applicable to
      outstanding units of capital                                $15,256,019
                                                              ===============

                See accompanying notes to financial statements.

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995


NET INVESTMENT INCOME
  Dividend income                                                         $483,573
  Mortality and expense risk charges and administrative expense            (79,156)
                                                                        ----------
      Net investment income                                                404,417
                                                                        ----------

REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain from investment transactions:
    Proceeds from sales                                                  7,910,114
    Cost of investments sold                                            (7,680,523)
                                                                        ----------
      Net realized gain                                                    229,591
    Capital gains distribution                                             917,776
                                                                        ----------
      Net realized gain from investments                                 1,147,367
                                                                        ----------

   Change in unrealized appreciation on investments:
     Unrealized appreciation at end of period                              966,580
     Unrealized depreciation at beginning of period                       (196,615)
                                                                        ----------
       Net change in unrealized appreciation                             1,163,195
                                                                        ----------

            Realized and unrealized gain                                 2,310,562
                                                                        ----------

INCREASE IN NET ASSETS FROM OPERATIONS                                  $2,714,979
                                                                        ==========

                See accompanying notes to financial statements.

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                       Statement of Changes in Net Assets



                                                             Year              Year
                                                             Ended             Ended
                                                       December 31, 1995  December 31, 1994
                                                       -----------------  -----------------
OPERATIONS
   Net investment income                                       $404,417         $228,568
   Net realized gain from investments                         1,147,367        1,555,512
   Net change in unrealized appreciation (depreciation)       1,163,195       (2,456,372)
                                                       ---------------------------------
     Increase (decrease) in net assets
      from operations                                         2,714,979         (672,292)
                                                       ---------------------------------

POLICYHOLDER TRANSACTIONS
   Purchase payments received                                   130,842          133,847
   Withdrawals and surrenders                                (2,128,168)      (1,575,522)
   Exchange purchases                                         5,216,227        7,353,197
   Exchange surrenders                                       (5,680,470)      (7,057,060)
                                                       ---------------------------------

     Decrease in net assets from
      policyholder transactions                              (2,461,569)      (1,145,538)
                                                       ---------------------------------

INCREASE (DECREASE) IN NET ASSETS                               253,410       (1,817,830)

NET ASSETS, beginning of period                              15,002,609       16,820,439
                                                       ---------------------------------

NET ASSETS, end of period                                   $15,256,019      $15,002,609
                                                       =================================

                See accompanying notes to financial statements.

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1- ORGANIZATION AND OPERATION

ICAP Plus Variable Life Account One (the "Account") is a separate account of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life"). The Account is organized as a unit investment trust registered under the Investment Company Act of 1940, as amended. In an assumption reinsurance transaction effected February 16, 1991, the Account, and the assets therein, were transferred from Anchor National Life Insurance Company to Phoenix Home Life which assumed all of the liabilities, obligations and guarantees of the Account as of that date.

These financial statements include balances allocated by each policyholder to the variable divisions of the Account and do not include policyholder balances allocated to the general account of Phoenix Home Life. At December 31, 1995, the general account includes $2,899,156 of policyholder funds.

The Account has twelve divisions which invest solely in shares of the twelve portfolios of the Anchor Series Trust (the "Trust"), an open-end diversified management investment company.


NOTE 2- SIGNIFICANT ACCOUNTING POLICIES

a)      Investment Valuation, Transactions and Related Income Recognition

        Investments in shares of the Trust are valued using the net asset value per share of the respective Portfolios of the Trust determined on a daily basis (each business day of the New York Stock Exchange). Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income or capital gains distribution from the Trust is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of the securities is determined on the first-in-first-out basis.

        Exchanges between divisions requested by policyholders are recorded in the new division upon receipt of redemption proceeds.

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS



NOTE 2- SIGNIFICANT ACCOUNTING POLICIES (Continued)

b)      Federal Income Taxes

        Phoenix Home Life qualifies for federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. The operations of the Account are part of the total operations of Phoenix Home Life and are not taxed separately. The Account is not treated as a Regulated Investment Company under the Code.

c)      Expenses

        Phoenix Home Life absorbs certain operating expenses of the Account including registration fees required for distribution of its policies under the federal securities laws and state insurance laws.


NOTE 3- CONTRACT CHARGES

a) A mortality and expense risk charge is paid by the Account to Phoenix Home Life. This charge is based upon the value of each division of the Account and was charged daily at an annual rate of 0.60% through February 8, 1995. As of February 9, 1995 an annual rate of 0.25% is currently charged.

b) An administrative expense charge is paid by the Account to Phoenix Home Life. This charge is based upon the value of each division of the Account and was charged daily at an annual rate of 0.55% through February 8, 1995. As of February 9, 1995 an annual rate of 0.20% is currently charged.

        A portion of the administrative charge is attributable to premium taxes imposed by certain state and local governments with respect to the initial premium. When an additional premium is paid, Phoenix Home Life deducts a charge for premium taxes equal to 2.50% of the premium.

c) Phoenix Home Life deducts a charge for the monthly cost of insurance from the policy's cash value, which provides death benefit protection for the following policy month.

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3- CONTRACT CHARGES (Continued)

        The monthly cost of insurance is the cost of insurance rate, multiplied by the net amount at risk for a policy month. The cost of insurance varies by sex, attained age and rate class. The net amount at risk may be simply defined as the death benefit less the cash value.

d) In the event that the policy is surrendered during the first eight policy years, a surrender charge will be deducted. The surrender charge reimburses Phoenix Home Life for expenses incurred in connection with the promotion, sale and distribution of the policy. The surrender charge will be assessed as follows:

                                            PERCENTAGE OF
                      POLICY YEAR           INITIAL PREMIUM
                      -----------           ---------------

                             1                    8%
                             2                    8
                             3                    7
                             4                    7
                             5                    6
                             6                    5
                             7                    4
                             8                    3
                             9+                   0

        No surrender charge will be imposed on death benefits or on additional premium payments, unless the additional premium increases the death benefit, in which event it may be subject to the surrender charge.

e) If a policy is surrendered within the first eight policy years, Phoenix Home Life will deduct any portion of the premium tax and policy issue costs that it did not recover through the administration charge. The amounts assessed will be as follows:

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3- CONTRACT CHARGES (Continued)


                                            PERCENTAGE OF
                      POLICY YEAR           INITIAL PREMIUM
                      -----------           ---------------

                             1                    2.82%
                             2                    2.46
                             3                    2.08
                             4                    1.69
                             5                    1.29
                             6                    0.88
                             7                    0.47
                             8                    0.04


NOTE 4- DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix Home Life believes that the Account satisfies the current requirements of the regulations and it intends that the Account will continue to meet such requirements.

                      ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA


                                                                                  From Inception
                                             For Year Ended December 31,          February 16 to
                                     1995        1994        1993        1992    December 31, 1991
                                     ----        ----        ----        ----    -----------------
MONEY MARKET:

Net Unit Value:
---------------
Beginning of period                $16.381520  $15.957504  $15.718318  $15.380231     $14.834110
End of period                       17.208028   16.381520   15.957504   15.718318      15.380231
                                   ---------- -----------  ---------- -----------    -----------
 Net increase in net unit
 value from operations              $0.826508   $0.424016   $0.239186   $0.338087      $0.546121
                                   ========== ===========  ========== ===========    ===========

Accumulation units outstanding:
-------------------------------
End of period                      92,859.771 151,272.799  91,265.448 116,425.676    140,063.518
                                   ========== ===========  ========== ===========    ===========

GROWTH:

Net Unit Value:
---------------
Beginning of period                $27.905315  $29.626760  $27.808195  $26.688873     $21.511855
End of period                       35.061829   27.905315   29.626760   27.808195      26.688873
                                   ---------- -----------  ---------- -----------    -----------
 Net increase (decrease) in net unit
 value from operations              $7.156514  ($1.721445)  $1.818565   $1.119322      $5.177018
                                   ========== ===========  ========== ===========    ===========

Accumulation units outstanding:
-------------------------------
End of period                      77,102.759  99,798.217 122,322.954 145,429.653    167,606.892
                                   ========== ===========  ========== ===========    ===========

FIXED INCOME:

Net Unit Value:
---------------
Beginning of period                $22.057448  $23.059146  $21.608890  $20.519426     $18.379158
End of period                       26.143156   22.057448   23.059146   21.608890      20.519426
                                   ---------- -----------  ---------- -----------    -----------
 Net increase (decrease) in net unit
 value from operations              $4.085708  ($1.001698)  $1.450256   $1.089464      $2.140268
                                   ========== ===========  ========== ===========    ===========

Accumulation units outstanding:
-------------------------------
End of period                       9,817.121  13,812.583  20,594.972  23,763.598     23,170.104
                                   ========== ===========  ========== ===========    ===========

GOVERNMENT AND QUALITY BOND:

Net Unit Value:
---------------
Beginning of period                $23.062807  $24.061836  $22.471310  $21.271297     $18.379158
End of period                       27.363761   23.062807   24.061836   22.471310      21.271297
                                   ---------- -----------  ---------- -----------    -----------
 Net increase (decrease) in net unit
 value from operations              $4.300954  ($0.999029)  $1.590526   $1.200013      $2.892139
                                   ========== ===========  ========== ===========    ===========

Accumulation units outstanding:
-------------------------------
End of period                      41,823.525  53,791.870  52,798.823  68,049.628     78,028.439
                                   ========== ===========  ========== ===========    ===========

                      ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA (Continued)


                                                                                  From Inception
                                             For Year Ended December 31,          February 16 to
                                     1995        1994        1993        1992    December 31, 1991
                                     ----        ----        ----        ----    -----------------
HIGH YIELD:

Net Unit Value:
---------------
Beginning of period                $18.311593  $19.390068  $16.469796  $14.612125     $11.587813
End of period                       21.631502   18.311593   19.390068   16.469796      14.612125
                                   ---------- -----------  ---------- -----------    -----------
 Net increase (decrease) in net unit
 value from operations              $3.319909 ($1.078475)   $2.920272   $1.857671      $3.024312
                                   ========== ===========  ========== ===========    ===========

Accumulation units outstanding:
End of period                      23,297.233  22,225.400  28,857.994  32,499.713     21,531.061
                                   ========== ===========  ========== ===========    ===========

STRATEGIC MULTI-ASSET:

Net Unit Value:
---------------
Beginning of period                $15.452177  $16.046587  $14.078211  $13.706445     $12.351452
End of period                       18.871464   15.452177   16.046587   14.078211      13.706445
                                   ---------- -----------  ---------- -----------    -----------
 Net increase (decrease) in net unit
 value from operations              $3.419287 ($0.594410)   $1.968376   $0.371766      $1.354993
                                   ========== ===========  ========== ===========    ===========

Accumulation units outstanding:
End of period                      71,910.358  92,407.508 100,541.984 109,367.325    123,583.559
                                   ========== ===========  ========== ===========    ===========

MULTI-ASSET:

Net Unit Value:
---------------
Beginning of period                $16.687065  $17.171904  $16.184528  $15.136605     $12.864238
End of period                       20.745427   16.687065   17.171904   16.184528      15.136605
                                   ---------- -----------  ---------- -----------    -----------
 Net increase (decrease) in net unit
 value from operations              $4.058362 ($0.484839)   $0.987376   $1.047923      $2.272367
                                   ========== ===========  ========== ===========    ===========

Accumulation units outstanding:
-------------------------------
End of period                     150,648.340 159,072.494 173,040.307 200,966.933    260,094.975
                                   ========== ===========  ========== ===========    ===========

CAPITAL APPRECIATION:

Net Unit Value:
---------------
Beginning of period                $21.997082  $23.130496  $19.326613  $15.516418     $11.838604
End of period                       29.438162   21.997082   23.130496   19.326613      15.516418
                                   ---------- -----------  ---------- -----------    -----------
 Net increase (decrease) in net unit
 value from operations              $7.441080 ($1.133414)   $3.803883   $3.810195      $3.677814
                                   ========== ===========  ========== ===========    ===========

Accumulation units outstanding:
-------------------------------
End of period                      74,106.731  60,646.794  90,692.591  95,104.928     72,838.909
                                   ========== ===========  ========== ===========    ===========

                      ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA (Continued)

                                                                                  From Inception
                                             For Year Ended December 31,          February 16 to
                                     1995        1994        1993        1992    December 31, 1991
                                     ----        ----        ----        ----    -----------------
CONVERTIBLE SECURITIES:

Net Unit Value:
---------------
Beginning of period                $16.991875  $19.021372  $15.771764  $13.277614     $11.327935
End of period                       19.673868   16.991875   19.021372   15.771764      13.277614
                                   ---------- -----------  ---------- -----------    -----------
 Net increase (decrease) in net unit
 value from operations              $2.681993 ($2.029497)   $3.249608   $2.494150      $1.949679
                                   ========== ===========  ========== ===========    ===========

Accumulation units outstanding:
-------------------------------
End of period                      41,324.596  41,919.783  47,948.619  40,275.157     39,847.070
                                   ========== ===========  ========== ===========    ===========

FOREIGN SECURITIES:

Net Unit Value:
---------------
Beginning of period                $12.071981  $12.611983   $9.793832  $11.404702     $12.791320
End of period                       13.520833   12.071981   12.611983    9.793832      11.404702
                                   ---------- -----------  ---------- -----------    -----------
 Net increase (decrease) in net unit
 value from operations              $1.448852 ($0.540002)   $2.818151 ($1.610870)    ($1.386618)
                                   ========== ===========  ========== ===========    ===========

Accumulation units outstanding:
-------------------------------
End of period                      78,097.323  93,950.950 114,527.042  41,344.157     47,681.458
                                   ========== ===========  ========== ===========    ===========

NATURAL RESOURCES:

Net Unit Value:
---------------
Beginning of period                $15.321133  $15.336863  $11.393799  $11.250077     $11.482265
End of period                       17.900007   15.321133   15.336863   11.393799      11.250077
                                   ---------- -----------  ---------- -----------    -----------
 Net increase (decrease) in net unit
 value from operations              $2.578874 ($0.015730)   $3.943064   $0.143722    ($0.232188)
                                   ========== ===========  ========== ===========    ===========

Accumulation units outstanding:
-------------------------------
End of period                      25,100.529  30,011.911  21,702.780  11,099.048     20,261.387
                                   ========== ===========  ========== ===========    ===========

TARGET '98:

Net Unit Value:
---------------
Beginning of period                $16.846404  $17.773276  $16.161730  $15.252884     $13.341108
End of period                       19.207550   16.846404   17.773276   16.161730      15.252884
                                   ---------- -----------  ---------- -----------    -----------
 Net increase (decrease) in net unit
 value from operations              $2.361146 ($0.926872)   $1.611546   $0.908846      $1.911776
                                   ========== ===========  ========== ===========    ===========

Accumulation units outstanding:
-------------------------------
End of period                       3,515.671   3,840.433   3,559.732   3,542.659      3,985.692
                                   ========== ===========  ========== ===========    ===========

                      ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS


NOTE 6 - POLICYHOLDER TRANSACTIONS

The increase (decrease) in net assets from changes in the number of outstanding units was as follows for the year ended December 31, 1995:

                         PURCHASE PAYMENTS          EXCHANGE PURCHASES                                      INCREASE (DECREASE)
                           AND TRANSFERS              AND EXCHANGE            WITHDRAWALS AND              IN NET ASSETS FROM
                             RECEIVED                  SURRENDERS                SURRENDERS             POLICYHOLDER TRANSACTIONS
                         --------------------------------------------------------------------------------------------------------
        ACCOUNT             UNITS       DOLLARS        UNITS        DOLLARS      UNITS        DOLLARS         UNITS       DOLLARS
        -------             -----       -------        -----        -------      -----        -------         -----       -------

Money Market                 3,194       $52,598      (29,517)    ($495,776)    (32,090)    ($540,181)      (58,413)    ($983,359)
Growth                          62         1,750       (7,433)     (244,055)    (15,324)     (500,626)      (22,695)     (742,931)
Fixed Income                     -             -            -             -      (3,996)      (89,799)       (3,996)      (89,799)
Government and Quality Bond    246         5,791       (8,191)     (198,736)     (4,023)     (103,590)      (11,968)     (296,535)
High Yield                       -             -        2,500        44,154      (1,428)      (28,844)        1,072        15,310
Strategic Multi-Asset        1,078        18,288       (2,929)      (51,429)    (18,647)     (332,849)      (20,498)     (365,990)
Multi-Asset                  2,361        44,881       (3,056)      (57,573)     (7,729)     (142,798)       (8,424)     (155,490)
Capital Appreciation             -             -       23,957       701,201     (10,497)     (270,289)       13,460       430,912
Convertible Securities         104         1,750          670        15,077      (1,369)      (24,882)         (595)       (8,055)
Foreign Securities             501         5,784      (12,041)     (133,219)     (4,314)      (54,036)      (15,854)     (181,471)
Natural Resources                -             -       (2,895)      (43,887)     (2,016)      (34,291)       (4,911)      (78,178)
Target '98                       -             -            -             -        (324)       (5,983)         (324)       (5,983)
                         --------------------------------------------------------------------------------------------------------
                             7,546      $130,842      (38,935)    ($464,243)   (101,757)  ($2,128,168)     (133,146)  ($2,461,569)
                         ========================================================================================================

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS



NOTE  7 -  DETAILED STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1995

A statement of operations by investment division follows for the year ended December 31, 1995:



                                           Money                  Fixed   Govt.& Quality                  Strategic
                                           Market       Growth    Income      Bond        High Yield     Multi-Asset
                                           ------       ------    ------      ----        ----------     -----------
NET INVESTMENT INCOME (LOSS):
  Dividend income                         $114,451      $5,704   $19,445    $74,879        $58,792        $26,818
  Mortality and expense risk charges
   and administrative expense              (11,236)    (14,818)   (1,305)    (6,080)        (2,600)        (7,703)
                                        --------------------------------------------------------------------------
     Net investment income (loss)          103,215      (9,114)   18,140     68,799         56,192         19,115
                                        --------------------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS):
  Realized gain (loss) from
   investment transactions:
Proceeds from sales                      2,432,635   1,430,006    98,387    567,666        540,941        430,392
Cost of investments sold                (2,432,635) (1,394,504) (102,512)  (546,658)      (551,345)      (406,552)
                                        --------------------------------------------------------------------------
     Net realized gain (loss)                    -      35,502    (4,125)    21,008        (10,404)        23,840

  Capital gains distribution                     -     428,499         -          -              -        204,654
                                        --------------------------------------------------------------------------
  Net realized gain (loss)
    from investments:                            -     464,001    (4,125)    21,008        (10,404)       228,494
                                        --------------------------------------------------------------------------

  Change in unrealized appreciation
   (depreciation) on investments:

  Unrealized appreciation (depreciation)
    at end of period                             -      (4,904)    8,107     57,864         (1,973)        66,685
  Unrealized appreciation (depreciation)
    at beginning of period                       -    (211,412)  (19,657)   (52,722)       (37,846)        19,147
                                        --------------------------------------------------------------------------

     Net change in unrealized appreciation       -     206,508    27,764    110,586         35,873         47,538
                                        --------------------------------------------------------------------------

     Realized and unrealized gain                -     670,509    23,639    131,594         25,469        276,032
                                        --------------------------------------------------------------------------

INCREASE IN NET ASSETS
 FROM OPERATIONS                          $103,215    $661,395   $41,779   $200,393        $81,661       $295,147
                                        ==========================================================================

                                                            Capital    Convertible   Foreign    Natural
                                            Multi-Asset  Appreciation  Securities   Securities  Resources   Target '98     Total
                                            -----------  ------------  ----------   ----------  ---------   ----------     -----
NET INVESTMENT INCOME (LOSS):
  Dividend income                            $105,365      $13,483      $46,197       $5,789     $6,354     $6,296      $483,573
  Mortality and expense risk charges
   and administrative expense                 (14,980)      (8,510)      (3,834)      (5,330)    (2,410)      (350)      (79,156)
                                        -----------------------------------------------------------------------------------------
     Net investment income (loss)              90,385        4,973       42,363          459      3,944      5,946       404,417
                                        -----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS):
  Realized gain (loss) from
   investment transactions:
Proceeds from sales                           401,157      877,505      202,320      534,271    388,502      6,332     7,910,114
Cost of investments sold                     (351,896)    (794,557)    (195,990)    (525,044)  (372,740)    (6,090)   (7,680,523)
                                        -----------------------------------------------------------------------------------------

     Net realized gain (loss)                  49,261       82,948        6,330        9,227     15,762        242       229,591

  Capital gains distribution                  223,745       18,605       33,396            -      8,877          -       917,776
                                        -----------------------------------------------------------------------------------------
   Net realized gain (loss)
    from investments:                         273,006      101,553       39,726        9,227     24,639        242     1,147,367
                                        -----------------------------------------------------------------------------------------

  Change in unrealized appreciation
   (depreciation) on investments:

  Unrealized appreciation (depreciation)
    at end of period                          385,061      312,749       (4,217)     110,918     36,811       (521)      966,580
  Unrealized appreciation (depreciation)
    at beginning of period                    122,151        2,673      (30,902)      17,366     (2,268)    (3,145)     (196,615)
                                        -----------------------------------------------------------------------------------------

     Net change in unrealized appreciation    262,910      310,076       26,685       93,552     39,079      2,624     1,163,195
                                        -----------------------------------------------------------------------------------------

     Realized and unrealized gain             535,916      411,629       66,411      102,779     63,718      2,866     2,310,562
                                        -----------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
 FROM OPERATIONS                             $626,301     $416,602     $108,774     $103,238    $67,662     $8,812    $2,714,979
                                        ========================================================================================

                    Northeast Insurance Services       Telephone 860 240 2000
                    One Financial Plaza                Facsimile 860 240 2282
                    Hartford, CT 06103


Price Waterhouse LLP                                   [Price Waterhouse logo]



                        Report of Independent Accountants


February 26, 1996

To the Policyholders of ICAP Plus Variable Life Account One and the Board of Directos of Phoenix Home Life Mutual Insurance Company

In our opionion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of ICAP Plus Variable Life Account One
- Separate Account of Phoenix Home Life Mutual Insurance Company (the "Account") at December 31, 1995, the results of its operations for the year then ended and the changes in its net assets for the two years then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1995 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP






Offices in Boston, Burlington, Hartford, New York, Providence